Risk management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Risk management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	29.00%	19.00%
Gross carrying amount	R 354,207	R 268,749
Impairment loss allowance	R 101,066	R 51,657
Since invoicing [Member]
Risk management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	7.00%	4.00%
Gross carrying amount	R 152,635	R 113,385
Impairment loss allowance	R 10,190	R 4,908
1 month since invoicing date [Member]
Risk management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	14.00%	11.00%
Gross carrying amount	R 33,622	R 31,875
Impairment loss allowance	R 4,646	R 3,587
2 month since invoicing date [Member]
Risk management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	20.00%	17.00%
Gross carrying amount	R 21,949	R 20,670
Impairment loss allowance	R 4,416	R 3,487
3 month since invoicing date [Member]
Risk management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	56.00%	39.00%
Gross carrying amount	R 146,001	R 102,819
Impairment loss allowance	R 81,814	R 39,675